INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 6,597	$ 4,652	$ 3,535
Net income	650	806	574
OCI	590	(945)	323
Comprehensive income (loss)	1,240	(139)	897
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,046	541	1,164
Net income	354	92	101
OCI	26	110	779
Comprehensive income (loss)	380	202	880
Attributable to Other Ownership Interests	323	146	642
Attributable to Partnership's Share	57	56	238
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,351	3,747	3,796
Net income	22	(74)	213
OCI	364	(856)	718
Comprehensive income (loss)	386	(930)	931
Attributable to Other Ownership Interests	384	(597)	744
Attributable to Partnership's Share	2	(333)	187
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	734	739	724
Net income	351	91	22
OCI	(54)	8	(37)
Comprehensive income (loss)	297	99	(15)
Attributable to Other Ownership Interests	113	53	(22)
Attributable to Partnership's Share	184	46	7
Data Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,447	804	783
Net income	(38)	64	58
OCI	57	244	435
Comprehensive income (loss)	19	308	493
Attributable to Other Ownership Interests	28	234	409
Attributable to Partnership's Share	(9)	74	84
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	17	41	2
Net income	(38)	(132)	(16)
OCI	(156)	356	(145)
Comprehensive income (loss)	(194)	224	(161)
Attributable to Other Ownership Interests	(184)	169	(108)
Attributable to Partnership's Share	(10)	55	(53)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	6,595	5,872	6,469
Net income	651	41	378
OCI	237	(138)	1,750
Comprehensive income (loss)	888	(97)	2,128
Attributable to Other Ownership Interests	664	5	1,665
Attributable to Partnership's Share	$ 224	$ (102)	$ 463